Consolidated Statements of Comprehensive Income - SEK (kr) kr in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Condensed Consolidated Statements of Comprehensive Income
Loss for the period	kr (207,047)	kr (132,872)	kr (509,537)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(1,200)	6,277	(20,111)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	(1,200)	6,277	(20,111)
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plans	1,294	1,416	1,993
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods	1,294	1,416	1,993
Other comprehensive income/(loss) for the period	94	7,693	(18,118)
Total comprehensive income/(loss) for the period	(206,954)	(125,179)	(527,655)
Attributable to:
Equity holders of the Parent Company	kr (206,954)	(124,115)
Non-controlling interests		kr (1,064)	kr (8,466)